Taxation - Summary of Reconciliations of the Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income tax expenses and share of results of equity method investees	¥ (10,393,705)	¥ (9,118,358)	¥ (4,837,106)
Income tax credit computed at the PRC statutory income tax rate of 25%	(2,598,426)	(2,279,590)	(1,209,277)
Effect of preferential tax rate	29,362	202,968	254,061
Tax-free income	(33,657)	(14,000)	(25,000)
Effect of change in tax rate	(79,401)	16,554	33,454
Effect of different tax rate of different jurisdictions	114,036	322,514	(323,601)
Effect of additional deduction for qualified R&D expenses	(1,184,717)	(515,288)	(217,395)
Non-deductible expenses	(230,127)	92,906	163,980
Other adjustments	(494,696)	0	0
Changes in valuation allowance	4,514,436	2,198,667	1,349,768
Income tax expenses	¥ 36,810	¥ 24,731	¥ 25,990